SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2021	2020

Accounts receivable, excluding financing receivables	(78)	455
Financing receivables	(840)	(1,658)
Contract assets	417	1,170
Inventories	(56)	(19)
Other current assets	13	(132)
Accounts payable and accrued liabilities	556	(326)
Contract and other liabilities	25	177

Total change in net operating assets and liabilities	37	(333)